Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Benefit Plans [Abstract]
Information About the Plan's Funded Status and Pension Cost

The Company uses a December 31 measurement date for the plan. Information about the plan’s funded status and pension cost follows:

	Pension Benefits
	2012	2011
	(In thousands)
Change in benefit obligation
Beginning of year	$(4,163)	$(3,312)
Service cost	(357)	(304)
Interest cost	(179)	(173)
Actuarial loss	(364)	(772)
Benefits paid	232	398

End of year	(4,831)	(4,163)

Change in fair value of plan assets
Beginning of year	2,813	2,969
Actual return on plan assets	389	(8)
Employer contribution	235	250
Benefits paid	(232)	(398)

End of year	3,205	2,813

Funded status at end of year	$(1,626)	$(1,350)

Components of Net Periodic Benefit Cost

Amounts recognized in accumulated other comprehensive loss not yet recognized as components of net periodic benefit cost consist of:

	Pension Benefits
	2012	2011
	(In thousands)

Unamortized net loss	$2,154	$2,107
Unamortized prior service cost	15	30

	$2,169	$2,137

Information For the Pension Plan With Respect To Accumulated Benefit Obligation And Plan Assets

Information for the pension plan with respect to accumulated benefit obligation and plan assets is as follows:

	December 31,
	2012	2011
	(In thousands)

Projected benefit obligation	$4,831	$4,163
Accumulated benefit obligation	$3,298	$2,806
Fair value of plan assets	$3,205	$2,813

Pension Expense

	December 31,
	2012	2011
	(In thousands)

Components of net periodic benefit cost
Service cost	$357	$304
Interest cost	179	173
Expected return on plan assets	(227)	(239)
Amortization of prior service cost	15	15
Amortization of net loss	154	66

Net periodic benefit cost	$478	$319

Summary of Significant Assumptions

Significant assumptions include:

	Pension Benefits
	2012	2011

Weighted-average assumptions used to determine benefit obligation:
Discount rate	3.61%	4.40%
Rate of compensation increase	3.00%	3.00%

Weighted-average assumptions used to determine benefit cost:
Discount rate	4.40%	5.54%
Expected return on plan assets	8.00%	8.00%
Rate of compensation increase	3.00%	3.00%

Summary of Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid as of December 31, 2012:

Pension Benefits
(In thousands)

2013	$161
2014	97
2015	111
2016	485
2017	379
2018-2019	2,093

Total	$3,326

Target Asset Allocation Percentages

The target asset allocation percentages for both 2012 and 2011 are as follows:

Large-Cap stocks	Not to exceed 60%
SMID-Cap stocks	Not to exceed 20%
International equity securities	Not to exceed 15%
Fixed income investments	Not to exceed 40%
Alternative investments	Not to exceed 20%

Investment of Fair Value of Plan Assets as a Percentage of the Total

At December 31, 2012 and 2011, the fair value of plan assets as a percentage of the total was invested in the following:

	December 31,
	2012	2011

Equity securities	76.4%	76.7%
Debt securities	23.0	22.4
Cash and cash equivalents	0.6	0.9

	100.0%	100.0%

Fair Values of Company's Pension Plan By Asset Category

The fair values of Company’s pension plan assets at December 31, by asset category are as follows:

December 31, 2012
		Fair Value Measurements Using
Asset Category	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)

Mutual money market	$16	$16	$––	$––
Mutual funds – equities
International	240	240	––	––
Real estate	33	33	––	––
Large Cap	1,279	1,279	––	––
Small and Mid Cap	873	873	––	––
Commodities	29	29
Mutual funds – fixed income
Core bond	639	639	––	––
High yield corporate	97	97	––	––

Total	$3,206	$3,206	$––	$––

December 31, 2011
		Fair Value Measurements Using
Asset Category	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)

Mutual money market	$25	$25	$––	$––
Mutual funds – equities
International	187	187	––	––
Real estate	31	31	––	––
Large Cap	1,138	1,138	––	––
Small and Mid Cap	776	776	––	––
Commodities	26	26
Mutual funds – fixed income
Core bond	544	544	––	––
High yield corporate	86	86	––	––

Total	$2,813	$2,813	$––	$––

Share Information for the ESOP

Share information for the ESOP is as follows at December 31, 2012 and 2011:

	2012	2011

Allocated shares at beginning of the year	124,660	109,971
Shares released for allocation during the year	23,635	23,639
Shares distributed due to retirement/diversification	(14,748)	(8,950)
Unearned shares	189,082	212,718

Total ESOP shares	322,629	337,378

Fair value of unearned shares at December 31	$1,184,000	$1,800,000